Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenues	$ 40,466	$ 34,414
Service [Member]
Revenues [Abstract]
Revenues	6,183	5,566
Product [Member]
Revenues [Abstract]
Revenues	$ 34,283	$ 28,848